Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 01, 2020
Entity Registrant Name	MML SERIES INVESTMENT FUND
Entity Central Index Key	0000067160
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 01, 2020
Document Effective Date	Oct. 01, 2020
Prospectus Date	May 01, 2020